Business combinations	3 Months Ended
Mar. 31, 2024
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations

For the three-month period ended March 31, 2024

In March 2024, the Company completed the acquisition of a 100% equity interest stake in two wind assets, UK Wind 1 and UK Wind 2, with a combined installed capacity of 32 MW in Scotland, United Kingdom. This acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations and is included within the Renewable energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the three-month period ended March 31, 2024
Property, plant and equipment under IAS 16	66,898
Intangible assets under IFRS 16	5,098
Cash & cash equivalents	4,467
Other current assets	3,258
Deferred tax liabilities	(3,332)
Lease liabilities	(5,098)
Other current and non-current liabilities	(5,611)
Total net assets acquired at fair value	65,680
Asset acquisition – purchase price	(65,680)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.
The allocation of the purchase price is provisional as of March 31, 2024, and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of March 31, 2024. The measurement period will not exceed one year from the acquisition date.
The amount of revenue contributed by the acquisitions during the three-month period ended March 31, 2024 to the Consolidated Condensed Interim Financial Statements of the Company is $0.3 million, and the amount of profit after tax is $0.2 million. Had the acquisitions been consolidated from January 1, 2024, the consolidated statement of comprehensive income would have included additional revenue of $2.5 million and additional profit after tax of $1.0 million.

For the year ended December 31, 2023

On March 1, 2023, the Company completed the process of transitioning the O&M services for the assets in Spain where Abengoa was still the supplier to an Atlantica’ subsidiary. This acquisition had been accounted for in these Consolidated Financial Statements in accordance with IFRS 3, Business Combinations. The O&M services are included within the Renewable energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2023
Property, plant and equipment under IAS 16	1,565
Intangible assets under IAS 38	4,486
Inventories	1,646
Other current and non-current liabilities	(5,494)
Total net assets acquired at fair value	2,203
Asset acquisition – purchase price	(2,203)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The amount of revenue contributed by the acquisitions performed during 2023 to the Consolidated Financial Statements of the Company was nil, and the amount of loss after tax was $0.8 million. Had the acquisitions been consolidated from January 1, 2023, the consolidated statement of comprehensive income would not have included any additional revenue and additional loss after tax of $0.2 million.

In March 2024, the provisional period for the purchase price allocation closed, and did not result in significant adjustments to the initial amounts recognized.